Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
1
5
. Income Taxes
The Company had no income tax
expense due to operating losses incurred for the three and nine months ended September 30, 2022 and 2021.
Management of the Company evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets and determined that it is more likely than not that the Company will not recognize the benefits of the deferred tax assets. As a result, a full valuation allowance was recorded as of September 30, 2022.
The Company applies ASC 740,
Income Taxes
, for the financial statement recognition, measurement, presentation, and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. Unrecognized tax benefits represent tax positions for which reserves have been established. A full valuation allowance has been provided against the Company’s deferred tax assets, so that the effect of the unrecognized tax benefits is to reduce the gross amount of the deferred tax asset and the corresponding valuation allowance. The Company has no material uncertain tax positions as of September 30, 2022. The Company has never been examined by the Internal Revenue Service, or any other jurisdiction, for any tax years and, as such, all years within the applicable statutes of limitations are potentially subject to audit.

15. Income Tax
From inception through April 30, 2021, the Company was a Delaware limited liability company for federal and state tax purposes and, therefore, all items of income or loss through April 30, 2021 flowed through to the
members
of the limited liability company. Accordingly, the Company did not record deferred tax assets or liabilities or have net operating loss carryforwards. Effective April 30, 2021, the Company converted from an LLC to a C corporation for federal and state income tax purposes.
For the period from May 1, 2021 to December 31, 2021, the Company did not record a current or deferred income tax expense or benefit due to current and historical losses incurred by the Company. The Company’s operations are based in the United States.
A reconciliation of income tax expense computed at the statutory federal income tax rate to the Company’s effective tax rate as reflected in the financial statements is as follows:

Year Ended December 31,
2021

Income tax at federal statutory tax rate	21.0%
State income taxes, net of federal benefit	5.3%
Income tax rate differential	(3.0)%
Stock-based compensation	(0.9)%
Permanent differences	(0.3)%
Research and development tax credits	0.9%
Change in valuation allowance	(23.0)%

Effective income tax rate	—%

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are comprised of the following:

December 31,
2021

Deferred tax assets:
Net operating loss carryforwards	$885,617
R&D credit carryforwards	63,406
Lease liabilities	88,259
Stock-based compensation	173,069
Accrued expenses and other	176,231
1,386,582
Valuation allowance	(1,235,082)

151,500
Deferred tax liabilities:
Property and equipment and right of use assets	(151,500)

Net deferred tax assets	$—

The
Company ha
s
 evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. As of December 31, 2021, based on the Company’s history of operating losses, the Company has concluded that it is not more likely than not that the benefit of its deferred tax assets will be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of December 31, 2021. The valuation allowance increased $1.2 million during the year ended December 31, 2021 due primarily to net operating losses generated.
As of December 31, 2021, the Company had U.S. federal and state net operating loss carryforwards of $3.2 million, that may be available to offset future income tax liabilities. The U.S. federal tax operating loss
carryforwards
are not subject to expiration and can be carried forward indefinitely while the state net operating loss carryforwards begin to expire in 2042.
As of December 31, 2021, the Company has federal and state research and development tax credit carryforwards of $48 thousand and $15 thousand, respectively. The Company generated research credits but has not conducted a study to document the qualified activities. This study may result in an adjustment to the Company’s research and development credit carryforwards.
Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percentage points, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has completed numerous financings since its inception, which may have resulted in a change in control as defined by Sections 382 and 383 of the Internal Revenue Code, or could result in a change in control in the future.
The Company follows the provisions of ASC
740-10,
Accounting for Uncertainty in Income Taxes,
which specifies how tax benefits for uncertain tax positions are to be recognized, measured, and recorded in financial statements; requires certain disclosures of uncertain tax matters; specifies how reserves for uncertain tax positions should be classified on the balance sheet; and provides transition and interim period guidance, among other provisions. As of December 31, 2021, the Company has not recorded any amounts for uncertain tax positions. The Company’s policy is to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense, if any, in its statements of income. For the year ended December 31, 2021, no
estimated interest or penalties were recognized on uncertain tax positions.
The Company’s corporate tax returns for the year ended December 31, 2021 remain open and subject to examination by the Internal Revenue Service and state taxing authorities.